INVESTMENT IN NONCONSOLIDATED AFFILIATE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN NONCONSOLIDATED AFFILIATE

NOTE 3 – INVESTMENT IN NONCONSOLIDATED AFFILIATE

On March 31, 2023, the Company entered into a Securities Exchange Agreement (the “Securities Exchange”) with Plantify Ltd., pursuant to which each party agreed to issue to the other 19.99% of its issued and outstanding capital stock. The Securities Exchange closed on April 5, 2023.

In connection with the agreement, the Company executed a debenture in the amount of CAD1,500 thousand (approximately $1,124), bearing interest at 8% per annum and secured by a pledge of the shares of a Plantify subsidiary.

On September 7, 2023, the Company increased its holdings in Plantify through participation in a rights offering. As of that date, the Company held approximately 23% of Plantify’s issued and outstanding common shares. The Company determined it had significant influence over Plantify and elected the fair value option for its equity method investment.

On April 2, 2024, the Company’s board of directors approved a Credit Facility of up to $250, bearing interest at 8% per annum, which was fully utilized by Plantify as of November 2024.

On December 5, 2024, the Company and Plantify completed a debt settlement agreement (the “Settlement Agreement”), whereby Plantify issued 2,420,848 of its common shares to the Company in full settlement of the outstanding Debenture and the utilized Credit Facility, increasing the Company’s ownership interest to approximately 65%.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 3 – INVESTMENT IN NONCONSOLIDATED AFFILIATE (continued)

Following additional share issuances by Plantify, including a private placement on December 20, 2024, and a debt settlement with another lender, on January 12, 2025, the Company’s ownership interest in Plantify was reduced to approximately 25%.

As of June 30, 2025, there is no Observable Active Market for Plantify’s common shares. Accordingly, the investment can no longer be measured based on Level 1 inputs in the fair value hierarchy. Given the lack of observable market data, and the deterioration in the financial condition of Plantify, including the insolvency of its operating subsidiary, the Company evaluated the fair value of Plantify for impairment. Based on such evaluation, the Company concluded that the investment should be fully impaired as of June 30, 2025. During the six and three months period ended June 30, 2025, the Company recorded impairment loss of $602 and $782, respectively. thousand, which is presented in the statement of comprehensive loss as part of Changes in fair value of investments measured under the fair value option.

NOTE 6 – INVESTMENT IN NONCONSOLIDATED AFFILIATE

On March 31, 2023, the Company entered into a Securities Exchange Agreement with Plantify, pursuant to which each party agreed to issue to the other party 19.99% of its issued and outstanding capital stock (the “Securities Exchange”).

Upon the closing of the Securities Exchange on April 5, 2023, the Company issued 166,340 shares of its Common Stock to Plantify, which amount represented 19.99% of its outstanding capital stock as of immediately prior to the closing (and 16.66% of the Company’s outstanding capital stock as of immediately following the closing), and Plantify issued 150,022 of its common shares to the Company representing 19.99% of Plantify’s outstanding capital stock as of immediately prior to the closing (and 16.66% of Plantify’s outstanding capital stock as of immediately following the closing).

In connection with the Securities Exchange Agreement, the Company and Plantify executed a debenture (the “Debenture”), whereby the Company agreed to lend CAD1,500 thousands (approximately US$1,124) to Plantify. The Debenture accrued interest at a rate of 8% annually and was due to be repayable by Plantify on October 4, 2024. Outstanding principal under the Debenture was converted, at the Company’s sole discretion, into common shares of Plantify at a price of CAD0.05 per share for the first 12 months of the Debenture issuance date and CAD0.10 per share thereafter. Accrued interest was converted at the market price of Plantify’s common shares, subject to TSX Venture Exchange approval at the time of conversion. Plantify executed a general security agreement in the Company’s favor and pledged to the Company the shares of Plantify’ subsidiary, Peas of Bean Ltd.

On September 7, 2023, the Company purchased an additional 275,022 common shares of Plantify at a price of CAD0.01 per common share (CAD405 thousands), in a rights offering, resulting in an increase of approximately 7% of the Company’s ownership of the issued and outstanding common shares of Plantify. Following the additional acquisition, the Company Owned at that time 425,044 common shares of Plantify, representing approximately 23% of its issued and outstanding common shares.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 6 – INVESTMENT IN NONCONSOLIDATED AFFILIATE (continued)

The Company determined that it has a significant influence over Plantify and such investment is accounted for under the equity method of accounting. At the initial recognition of the equity investment, the Company elected the fair value option where subsequent changes in fair value are recognized in earnings. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items.

The equity investment in common shares of Plantify is classified within Level 1 in the fair value hierarchy as the valuation can be obtained from real time quotes in active markets, and is measured based on Plantify’s closing stock price and prevailing foreign exchange rate at each balance sheet date and the changes in fair value are reflected in gain (loss) on equity investments, net in the consolidated statement of income.

As of December 31, 2023, the Company estimated the fair value of the conversion feature loan using the Black-Scholes option pricing model with assistance of a third-party appraiser. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	December 31, 2023
Expected volatility (%)	135.70%
Risk free interest rate (%)	5.08%
Expected dividend yield	0.0%
Contractual term (years) (*)	0.25
Conversion price (Canadian dollars)	(US$0.04) CAD0.054
Underlying share price (Canadian dollars)	(US$0.01) CAD0.01
Fair value (U.S. dollars in thousand)	$1

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

The significant observable inputs used in the fair value measurement of the conversion feature are mainly the expected volatility and risk free interest rate. Significant changes in any of those inputs in isolation would have resulted in a change in the fair value measurement.

The fair value of the debt component as of December 31, 2023, of the Debenture was estimated with the assistance of a third-party appraiser by discounting the principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, based on the potential risk factor of the debt investment in Plantify, at 25.4%.

On April 2, 2024, the Company’s board of directors approved a binding term sheet for a credit facility of up to $250 and bearing interest at a rate of 8% per annum (the “Credit Facility”) to Plantify. Each drawdown was due to be repaid by Plantify within twelve months provided any outstanding amounts as of the end of the term must be repaid within ninety days. The Credit Facility was utilized in full by Plantify as of November 2024.

The factory of Plantify’s subsidiary, Peas of Bean, was located in Kibbutz Gonen in the Golan Heights, and its business operation was severely impacted by the war in Israel, which led Peas of Bean into voluntary insolvency proceedings. This, in turn, caused Plantify to essentially become a company with no business activity.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 6 – INVESTMENT IN NONCONSOLIDATED AFFILIATE (continued)

On November 15, 2024, the Company entered into a debt settlement agreement (the “Settlement Agreement”) with Plantify pursuant to which Plantify issued 2,420,848 of its common shares (the “Settlement Shares”) to the Company at CAD0.848 per share in full payment of debt owed to the Company in aggregate amount of CAD2,053 thousands (approximately $1,437) (the “Debt”). The Debt consisted of (i) CAD1,691 thousands (approximately $1,179), representing the principal and accrued interest on the Debenture and (ii) US$258 representing the principal and accrued interest on the Credit Facility. The closing of the Settlement Agreement occurred on December 5, 2024 upon the approval by the TSX Venture Exchange of the issuance (the “Closing Date”). On the Closing Date, Plantify issued the Settlement Shares to the Company.

As a result of such Settlement Agreement and the issuance the Settlement Shares, the Company’s holding in Plantify increase to approximately 65% of the outstanding shares of Plantify. On December 20, 2024 and following additional, issuance by Plantify of shares as part of a private placement, the Company’s holding in Plantify decreased to approximately 27% of the outstanding shares of Plantify.

On January 12, 2025, Plantify informed the Company that it issued shares to an additional lender as debt settlement. As a result of the issuance of shares, the ownership by the Company in Plantify was reduced to approximately 25%.

Since the increase in holdings was for a limited period of time and Plantify did not have continuity of operations at the time of the Settlement Agreement, the Company did not consolidated the financial statements of Plantify for the said period, except for the treasury stock transaction due to changes in control, which was estimated by the Company at $3.

For the year ended December 31, 2024 and for the period between April 5, 2023 through December 31, 2023, an unrealized loss of $1,299 and $714, respectively, was recorded in loss on investment in nonconsolidated affiliate in the Company’s consolidated statements of comprehensive loss.

The following tables present Plantify’s summarized financial information. The period presented in the table below commenced on April 5, 2023 when the Company retained an equity investment in Plantify:

	Year ended December 31, 2024	April 5, 2023 Through December 31, 2023

Revenue	353	455
Gross loss	(170)	(73)
Net loss	(3,399)	(1,839)

	As of December 31,	As of December 31,
	2024	2023

Current assets	683	551
Noncurrent assets	41	1,766
Current liabilities	1,724	2,187
Stakeholders deficit	(1,698)	(643)

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)